Investments - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2010	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Auction rate securities rights (short-term investments)	Dec. 31, 2010 Auction rate securities - trading securities (short-term investments)	Mar. 31, 2013 US Government Agencies Debt Securities and Municipal Bonds	Mar. 31, 2012 US Government Agencies Debt Securities and Municipal Bonds	Dec. 31, 2012 US Government Agencies Debt Securities and Municipal Bonds	Dec. 31, 2011 US Government Agencies Debt Securities and Municipal Bonds
Schedule of Investments [Line Items]
Losses related to the change in estimated fair value of the ARS Rights	$ 6,892,000				$ 6,892,000
Cash received from sale of ARS						16,500,000
Gain from sale of Auction Rate Securities						2,100,000
Change in estimated fair value of Auction Rate Securities						4,900,000
Municipal bonds		1,600,000	3,700,000	13,100,000
Available-for-sale securities sold							2,000,000	1,400,000	10,300,000	116,100,000
Available-for-sale securities, gain/loss recognized										$ 200,000